Schedules of Investments

September 30, 2023

International High Dividend Fund

High Dividend Equity Fund

Small Cap Value Fund

Value Fund

Emerging Markets High Dividend Fund

Enhanced Equity Income Fund

Cullen International High Dividend Fund

Schedule of Investments

September 30, 2023

	Shares	Value (Note 2)
COMMON STOCKS - 91.99%
Australia - 4.39%
Rio Tinto Ltd.	42,330	$3,053,175
Sonic Healthcare Ltd.	125,257	2,391,777
Woodside Energy Group Ltd.	218,358	5,077,063
		10,522,015

Canada - 1.74%
BCE, Inc.	31,264	1,193,347
Power Corp. of Canada	117,444	2,990,034
		4,183,381

Finland - 1.61%
UPM-Kymmene Oyj	112,641	3,856,926

France - 10.75%
BNP Paribas	73,866	4,696,864
Compagnie de Saint-Gobain SA	53,421	3,197,269
Compagnie Generale des Etablissements Michelin	90,270	2,762,891
Sanofi	65,727	7,057,455
TotalEnergies SE - Sponsored ADR	69,305	4,557,497
Veolia Environnement	122,229	3,533,173
		25,805,149

Germany - 9.30%
Deutsche Post AG	75,750	3,073,597
Deutsche Telekom AG	171,755	3,602,872
Mercedes-Benz Group AG	75,470	5,252,469
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,793	4,592,817
Siemens AG	40,535	5,792,807
		22,314,562

Hong Kong - 0.48%
Xinyi Glass Holdings Ltd.	901,747	1,161,970

Ireland - 1.01%
Smurfit Kappa Group PLC	73,236	2,432,884

Italy - 1.24%
Enel SpA	485,245	2,975,884

	Shares	Value (Note 2)
Japan - 21.79%
Komatsu Ltd.	293,648	$7,920,022
Nippon Telegraph and Telephone Corp.	9,455,025	11,191,303
SoftBank Corp.	728,635	8,246,909
Tokio Marine Holdings, Inc.	373,847	8,655,942
Tokyo Electron Ltd.	47,020	6,422,568
Toyota Motor Corp.	548,650	9,842,961
		52,279,705

Mexico - 5.24%
Coca-Cola FEMSA, SAB de C.V.	887,121	6,928,986
TF Administradora Industrial S de RL de CV	3,190,452	5,647,709
		12,576,695

Netherlands - 0.00%
NN Group N.V.	1	32

Norway - 1.77%
DNB Bank ASA	211,269	4,244,769

Singapore - 4.39%
CapitaLand Ascendas REIT	2,010,102	4,031,615
United Overseas Bank Ltd.	311,627	6,490,601
		10,522,216

Spain - 1.21%
Iberdrola Sociedad Anonima	259,084	2,897,712

Sweden - 1.67%
Svenska Handelsbanken AB	28,446	253,110
Aktiebolaget Volvo	181,935	3,747,431
		4,000,541

Switzerland - 9.22%
Nestle SA	61,628	6,976,044
Novartis AG - Sponsored ADR	79,285	8,075,970
Roche Holding AG	8,760	2,391,490
Zurich Insurance Group Ltd.	10,250	4,689,946
		22,133,450

Taiwan - 2.32%
Ase Technology Holding Co. Ltd.	1,628,200	5,557,800
Quanta Computer, Inc.	5	37
		5,557,837

See Notes to Schedules of Investments

Cullen International High Dividend Fund

Schedule of Investments

September 30, 2023 (Continued)

	Shares	Value (Note 2)
United Kingdom - 13.86%
3i Group PLC	249,898	$6,290,135
BAE Systems PLC	603,387	7,332,309
British American Tobacco PLC - Sponsored ADR	118,395	3,718,787
Britvic PLC	43,105	456,717
Coca-Cola Europacific Partners PLC	101,640	6,350,467
Diageo PLC	1,395	51,431
Glencore PLC	485,606	2,765,306
Shell PLC	139,780	4,430,245
Tesco PLC	105,049	337,891
Unilever PLC - Sponsored ADR	31,000	1,531,400
		33,264,688

TOTAL COMMON STOCKS (Cost $184,246,624)		220,730,416

PREFERRED STOCKS - 3.35%
South Korea - 3.35%
Samsung Electronics Co. Ltd.	199,544	8,038,923

TOTAL PREFERRED STOCKS (Cost $8,415,145)		8,038,923

TOTAL INVESTMENTS - 95.34% (Cost $192,661,769)		$228,769,339

Other Assets In Excess of Liabilities - 4.66%		11,185,797

NET ASSETS - 100.00%		$239,955,136

ADR - American Depositary Receipt

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	17.88%	$42,904,250
Industrials	11.61	27,866,166
Consumer Staples	10.99	26,351,723
Communications	10.10	24,234,431
Health Care	8.30	19,916,692
Consumer Discretionary	7.44	17,858,321
Materials	6.85	16,467,530
Energy	5.87	14,064,805
Technology	5.00	11,980,405
Real Estate	4.03	9,679,324
Utilities	3.92	9,406,769
TOTAL COMMON STOCKS	91.99%	220,730,416

PREFERRED STOCKS
Technology	3.35	8,038,923
TOTAL PREFERRED STOCKS	3.35%	8,038,923

TOTAL INVESTMENTS	95.34	228,769,339
Other Assets In Excess of Liabilities	4.66	11,185,797
NET ASSETS	100.00%	$239,955,136

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen High Dividend Equity Fund

Schedule of Investments

September 30, 2023

	Shares	Value (Note 2)
COMMON STOCKS - 98.72%
Banking - 8.63%
Bank of America Corp.	733,000	$20,069,540
Citigroup, Inc.	270,600	11,129,778
JPMorgan Chase & Co.	197,865	28,694,382
Truist Financial Corp.	430,500	12,316,605
		72,210,305

Consumer Staple Products - 11.09%
Altria Group, Inc.	335,075	14,089,904
Diageo PLC - Sponsored ADR	83,667	12,481,443
Kenvue, Inc.	1,020,590	20,493,447
Philip Morris International, Inc.	253,887	23,504,858
Unilever PLC - Sponsored ADR	451,357	22,297,036
		92,866,688

Financial Services - 2.94%
Morgan Stanley	301,760	24,644,739

Health Care - 13.64%
Johnson & Johnson	175,655	27,358,266
Medtronic PLC	290,000	22,724,400
Merck & Co., Inc.	206,157	21,223,863
Novartis AG - Sponsored ADR	243,482	24,801,077
Pfizer, Inc.	543,842	18,039,239
		114,146,845

Industrial Products - 9.23%
General Dynamics Corp.	99,391	21,962,429
Johnson Controls International PLC	373,805	19,890,164
Raytheon Technologies Corp.	248,798	17,905,992
Siemens AG - Sponsored ADR	244,500	17,469,525
		77,228,110

Industrial Services - 2.27%
United Parcel Service, Inc., Class B	122,022	19,019,569

Insurance - 4.90%
Chubb Ltd.	132,359	27,554,497
Travelers Cos., Inc.	82,291	13,438,943
		40,993,440

Materials - 2.74%
Dow, Inc.	444,440	22,915,327

	Shares	Value (Note 2)
Media - 3.12%
Comcast Corp., Class A	589,915	$26,156,831

Oil & Gas - 9.33%
Chevron Corp.	167,600	28,260,712
ConocoPhillips	190,389	22,808,602
Exxon Mobil Corp.	230,075	27,052,219
		78,121,533

Real Estate - 5.19%
Boston Properties, Inc.	108,000	6,423,840
Healthpeak Properties, Inc.	870,250	15,977,790
VICI Properties, Inc.	723,019	21,039,853
		43,441,483

Retail & Wholesale - Discretionary - 5.56%
Genuine Parts Co.	144,175	20,815,986
Lowe's Cos., Inc.	123,757	25,721,655
		46,537,641

Retail & Wholesale - Staples - 1.78%
Target Corp.	134,717	14,895,659

Software & Tech Services - 2.21%
Microsoft Corp.	58,470	18,461,903

Tech Hardware & Semiconductors - 7.15%
Broadcom, Inc.	27,522	22,859,223
Cisco Systems, Inc.	418,573	22,502,485
Intel Corp.	407,279	14,478,768
		59,840,476

Telecommunications - 3.92%
AT&T, Inc.	759,450	11,406,939
BCE, Inc.	560,643	21,399,743
		32,806,682

See Notes to Schedules of Investments

Cullen High Dividend Equity Fund

Schedule of Investments

September 30, 2023 (Continued)

	Shares	Value (Note 2)
Utilities - 5.02%
Duke Energy Corp.	266,551	$23,525,791
NextEra Energy, Inc.	323,205	18,516,415
		42,042,206

TOTAL COMMON STOCKS (Cost $506,909,505)		826,329,437

TOTAL INVESTMENTS - 98.72% (Cost $506,909,505)		$826,329,437

Other Assets In Excess of Liabilities - 1.28%		10,742,922

NET ASSETS - 100.00%		$837,072,359

ADR - American Depositary Receipt

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	16.47%	$137,848,484
Health Care	13.64	114,146,845
Consumer Staples	12.87	107,762,347
Industrials	11.50	96,247,679
Technology	9.36	78,302,379
Energy	9.33	78,121,533
Communications	7.04	58,963,513
Consumer Discretionary	5.56	46,537,641
Real Estate	5.19	43,441,483
Utilities	5.02	42,042,206
Materials	2.74	22,915,327
TOTAL COMMON STOCKS	98.72%	826,329,437

TOTAL INVESTMENTS	98.72	826,329,437
Other Assets In Excess of Liabilities	1.28	10,742,922
NET ASSETS	100.00%	$837,072,359

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen Small Cap Value Fund

Schedule of Investments

September 30, 2023

	Shares	Value (Note 2)
COMMON STOCKS - 98.28%
Banking - 16.64%
Ameris Bancorp	10,247	$393,382
Enterprise Financial Services Corp.	3,350	125,625
First Horizon Corp.	10,606	116,878
First Interstate BancSystem, Inc., Class A	13,590	338,935
Premier Financial Corp.	17,675	301,535
Simmons First National Corp., Class A	19,256	326,582
SouthState Corp.	3,190	214,878
Western Alliance BanCorp	4,177	192,017
		2,009,832

Consumer Discretionary Products - 11.52%
Carter's, Inc.	4,260	294,579
Columbia Sportswear Co.	1,780	131,898
Standard Motor Products, Inc.	10,068	338,486
Steven Madden Ltd.	7,930	251,936
Under Armour, Inc.(a)	58,686	374,417
		1,391,316

Consumer Discretionary Services - 3.48%
Denny's Corp.(a)	49,670	420,705

Consumer Staple Products - 3.04%
Vector Group Ltd.	34,490	366,974

Financial Services - 2.33%
LendingTree, Inc.	18,176	281,728

Health Care - 8.65%
ANI Pharmaceuticals, Inc.(a)	4,964	288,210
Haemonetics Corp.(a)	3,782	338,792
Varex Imaging Corp.(a)	22,185	416,856
		1,043,858

Industrial Products - 4.59%
Spirit AeroSystems Holdings, Inc., Class A	20,515	331,112
Timken Co.	3,031	222,748
		553,860

Industrial Services - 10.57%
BGSF, Inc.	30,870	296,661
Copa Holdings, SA	902	80,386
Forrester Research, Inc.(a)	12,960	374,544
Great Lakes Dredge & Dock Corp.(a)	65,894	525,175
		1,276,766

	Shares	Value (Note 2)
Materials - 7.12%
Cabot Corp.	1,680	$116,374
Ecovyst, Inc.(a)	47,810	470,450
Huntsman Corp.	11,170	272,548
		859,372

Oil & Gas - 16.50%
Civitas Resources, Inc.	4,310	348,550
Coterra Energy, Inc.	11,840	320,272
Helmerich & Payne, Inc.	4,920	207,427
HF Sinclair Corp.	2,618	149,043
Select Water Solutions, Inc.	30,500	242,475
Sitio Royalties Corp., Class A	16,230	392,928
Viper Energy Partners LP	11,890	331,493
		1,992,188

Real Estate - 4.70%
Douglas Elliman, Inc.	168,518	380,851
Host Hotels & Resorts, Inc.	6,660	107,026
RLJ Lodging Trust	8,155	79,837
		567,714

Software & Tech Services - 5.00%
Unisys Corp.(a)	83,300	287,385
The Western Union Co.	24,032	316,742
		604,127

Tech Hardware & Semiconductors - 0.90%
Comtech Telecommunications Corp.	12,440	108,850

Utilities - 3.24%
Spire, Inc.	6,910	390,968

TOTAL COMMON STOCKS (Cost $11,612,521)		11,868,258

TOTAL INVESTMENTS - 98.28% (Cost $11,612,521)		$11,868,258

Other Assets In Excess of Liabilities - 1.72%		207,765

NET ASSETS - 100.00%		$12,076,023

(a)	Non-income producing security.

See Notes to Schedules of Investments

Cullen Small Cap Value Fund

Schedule of Investments

September 30, 2023 (Continued)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	18.97%	$2,291,560
Energy	16.50	1,992,188
Industrials	15.16	1,830,626
Consumer Discretionary	15.00	1,812,021
Health Care	8.65	1,043,858
Materials	7.12	859,372
Technology	5.90	712,977
Real Estate	4.70	567,714
Utilities	3.24	390,968
Consumer Staples	3.04	366,974
TOTAL COMMON STOCKS	98.28%	11,868,258

TOTAL INVESTMENTS	98.28	11,868,258
Other Assets In Excess of Liabilities	1.72	207,765
NET ASSETS	100.00%	$12,076,023

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen Value Fund

Schedule of Investments

September 30, 2023

	Shares	Value (Note 2)
COMMON STOCKS - 98.56%
Banking - 7.81%
Bank of America Corp.	17,700	$484,626
Citigroup, Inc.	11,260	463,124
JPMorgan Chase & Co.	4,678	678,403
		1,626,153

Consumer Discretionary Products - 2.84%
BorgWarner, Inc.	12,900	520,773
Mercedes-Benz Group AG	18,650	–
PHINIA, Inc.	2,580	69,118
		589,891

Consumer Staple Products - 7.74%
Kenvue, Inc.	20,329	408,207
Mondelez International, Inc.	8,495	589,553
Unilever PLC - Sponsored ADR	12,393	612,214
		1,609,974

Financial Services - 6.07%
American Express Co.	4,300	641,517
Morgan Stanley	7,604	621,019
		1,262,536

Health Care - 17.54%
Bristol-Myers Squibb Co.	10,652	618,242
Cigna Group	2,364	676,269
Johnson & Johnson	4,375	681,406
Medtronic PLC	7,005	548,912
Merck & Co., Inc.	6,206	638,908
Pfizer, Inc.	14,674	486,737
		3,650,474

Industrial Products - 13.84%
Boeing Co.(a)	2,775	531,912
General Dynamics Corp.	3,084	681,471
Johnson Controls International PLC	9,867	525,023
Raytheon Technologies Corp.	7,503	539,991
Sensata Technologies Holding PLC	5,700	215,574
Siemens AG - Sponsored ADR	5,400	385,830
		2,879,801

Industrial Services - 1.97%
Canadian National Railway Co.	3,774	408,837

	Shares	Value (Note 2)
Insurance - 5.60%
Allstate Corp.	4,396	$489,758
Chubb Ltd.	3,248	676,169
		1,165,927

Materials - 3.93%
Axalta Coating Systems Ltd.(a)	14,400	387,360
Packaging Corp. of America	2,800	429,940
		817,300

Media - 4.60%
Comcast Corp., Class A	14,300	634,062
Walt Disney Co.(a)	3,992	323,552
		957,614

Oil & Gas - 6.51%
Chevron Corp.	4,044	681,899
ConocoPhillips	5,621	673,396
		1,355,295

Retail & Wholesale - Discretionary - 3.38%
Lowe's Cos., Inc.	3,387	703,954

Retail & Wholesale - Staples - 1.63%
Archer-Daniels-Midland Co.	4,507	339,918

Software & Tech Services - 3.31%
Oracle Corp.	6,500	688,480

Tech Hardware & Semiconductors - 9.91%
Applied Materials, Inc.	4,800	664,560
Arrow Electronics, Inc.(a)	5,622	704,099
Cisco Systems, Inc.	12,901	693,558
		2,062,217

See Notes to Schedules of Investments

Cullen Value Fund

Schedule of Investments

September 30, 2023 (Continued)

	Shares	Value (Note 2)
Telecommunications - 1.88%
Verizon Communications, Inc.	12,100	$392,161

TOTAL COMMON STOCKS (Cost $14,384,800)		20,510,532

TOTAL INVESTMENTS - 98.56% (Cost $14,384,800)		$20,510,532

Other Assets In Excess of Liabilities - 1.44%		300,245

NET ASSETS - 100.00%		$20,810,777

(a)	Non-income producing security.

ADR - American Depositary Receipt

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	19.48%	$4,054,616
Health Care	17.54	3,650,474
Industrials	15.81	3,288,638
Technology	13.22	2,750,697
Consumer Staples	9.37	1,949,892
Energy	6.51	1,355,295
Communications	6.48	1,349,775
Consumer Discretionary	6.22	1,293,845
Materials	3.93	817,300
TOTAL COMMON STOCKS	98.56%	20,510,532

TOTAL INVESTMENTS	98.56	20,510,532
Other Assets In Excess of Liabilities	1.44	300,245
NET ASSETS	100.00%	$20,810,777

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

September 30, 2023

	Shares	Value (Note 2)
COMMON STOCKS - 88.84%
Brazil - 5.85%
Petroleo Brasileiro SA	2,103,029	$15,785,635
SLC Agricola SA	1,598,441	12,503,745
Vale SA	30,055	403,540
		28,692,920

Chile - 0.08%
Sociedad Quimica y Minera de Chile SA - Sponsored ADR	6,262	373,654

China - 5.61%
Alibaba Group Holding Ltd.(a)	1,007,450	10,922,961
China Construction Bank Corp.	4,359,300	2,450,591
China Merchants Bank Co. Ltd.	109,000	452,525
Longfor Group Holdings Ltd.(b)(c)	96,000	171,610
Tencent Holdings Ltd.	326,500	12,656,433
Zijin Mining Group Co. Ltd.	583,000	883,827
		27,537,947

Egypt - 0.15%
Integrated Diagnostics Holdings PLC(b)(c)	1,919,630	739,058

Greece - 9.09%
Eurobank Ergasias Services and Holdings SA(a)	8,560,236	13,166,527
Mytilineos SA	470,740	17,326,886
OPAP SA	841,490	14,087,954
		44,581,367

Hong Kong - 4.47%
AIA Group Ltd.	1,221,024	9,874,600
BOC Aviation Ltd.(b)(c)	766,020	5,336,984
CIMC Enric Holdings Ltd.	4,954,200	4,310,064
Xinyi Glass Holdings Ltd.	1,844,900	2,377,295
		21,898,943

India - 16.73%
ICICI Bank Ltd. - Sponsored ADR	703,720	16,270,006
NHPC Ltd.	23,777,000	15,088,270
Oil and Natural Gas Corp. Ltd.	4,129,000	9,505,689
Power Grid Corp. of India Ltd.	5,942,000	14,262,573
PowerGrid Infrastructure Investment Trust(b)(c)	4,634,600	5,719,493
REC Ltd.	4,190,390	14,475,162
RITES Ltd.	1,135,023	6,718,237
		82,039,430

	Shares	Value (Note 2)
Indonesia - 3.38%
Bank Rakyat Indonesia Persero Tbk PT	37,475,744	$12,656,792
Telkom Indonesia Persero Tbk PT	16,219,000	3,931,598
		16,588,390

Kazakhstan - 3.14%
Kaspi.kz Joint Stock Co. - GDR	159,234	15,413,851

Korea, South - 5.08%
Macquarie Korea Infrastructure Fund	880,821	7,980,282
Samsung Electronics Co., Ltd.	329,479	16,656,526
SK Telecom Co. Ltd.	6,784	261,347
		24,898,155

Luxembourg - 1.48%
Samsonite International S.A.(a)(b)(c)	2,129,600	7,282,650

Mexico - 11.33%
Arca Continental, SAB de C.V.	1,767,429	16,101,834
Banco del Bajio SA(b)(c)	1,859,746	5,827,613
Coca-Cola FEMSA, SAB de C.V.	1,208,110	9,436,117
TF Administradora Industrial S de RL de CV	5,577,995	9,874,115
Prologis Property Mexico, SA de C.V.	4,150,989	14,305,460
		55,545,139

Nigeria - 1.40%
Airtel Africa PLC(b)(c)	4,486,700	6,858,832

Panama - 1.51%
Copa Holdings, SA	83,065	7,402,753

Russia - 0.00%
Globaltrans Investment PLC - Sponsored GDR(a)(c)(d)	25,467	–

Saudi Arabia - 1.36%
Saudi Arabian Oil Co.(b)(c)	717,000	6,679,635

South Africa - 0.10%
Anglo American PLC	9,197	252,547
Mondi PLC	14,950	249,764
		502,311

See Notes to Schedules of Investments

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

September 30, 2023 (Continued)

	Shares	Value (Note 2)
Taiwan - 8.51%
Ase Technology Holding Co. Ltd.	1,593,728	$5,440,130
MediaTek, Inc.	210,769	4,818,784
Quanta Computer, Inc.	567,000	4,243,491
SINBON Electronics Co. Ltd.	293,000	2,937,020
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	152,468	13,249,469
Unimicron Technology Corp.	1,747,630	9,428,925
Wiwynn Corp.	34,710	1,618,550
		41,736,369

Thailand - 0.45%
Thai Beverage PCL	5,273,000	2,216,361

United Arab Emirates - 4.11%
Air Arabia PJSC	1,675,000	1,281,428
Aldar Properties PJSC	2,150,000	3,372,277
Emaar Development P.J.S.C.	3,719,000	7,080,297
Emaar Properties P.J.S.C	3,846,000	8,416,724
		20,150,726

United Kingdom - 2.17%
Endeavour Mining PLC	234,545	4,596,788
Glencore PLC	1,060,920	6,041,458
		10,638,246

Vietnam - 2.84%
Gemadept Corp.	3,083,700	8,391,093
Ho Chi minh City Securities Corp.	4,416,000	5,528,747
		13,919,840

TOTAL COMMON STOCKS (Cost $368,595,293)		435,696,577

PARTICIPATORY NOTES - 3.77%
China - 2.77%
Midea Group Co. Ltd.	1,789,013	13,588,985

Saudi Arabia - 1.00%
Saudi Arabian Oil Co.(b)(c)	527,500	4,922,735

TOTAL PARTICIPATORY NOTES (Cost $18,541,187)		18,511,720

	Shares	Value (Note 2)
PREFERRED STOCKS - 1.40%
Brazil - 1.40%
Itau Unibanco Holding SA	1,266,100	$6,843,648

TOTAL PREFERRED STOCKS (Cost $7,260,691)		6,843,648

TOTAL INVESTMENTS - 94.01% (Cost $394,397,171)		$461,051,945

Other Assets In Excess of Liabilities - 5.99%		29,361,229

NET ASSETS - 100.00%		$490,413,174

(a)	Non-income producing security.
(b)

All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of September 30, 2023, these securities had an aggregate value of $43,538,610 or 8.88% of net assets.

(c)

Security was issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2023, the aggregate market value of these securities was $43,538,610, representing 8.88% of net assets.

(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See Notes to Schedules of Investments

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

September 30, 2023 (Continued)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Financials	19.18%	$94,019,829
Technology	15.05	73,806,746
Real Estate	9.97	48,939,976
Utilities	9.52	46,677,729
Consumer Staples	8.21	40,258,057
Energy	7.40	36,281,023
Consumer Discretionary	6.58	32,293,565
Industrials	4.85	23,793,511
Communications	4.83	23,708,210
Materials	3.10	15,178,873
Health Care	0.15	739,058
TOTAL COMMON STOCKS	88.84%	435,696,577

PARTICIPATORY NOTES
Consumer Discretionary	2.77	13,588,985
Energy	1.00	4,922,735
TOTAL PARTICIPATORY NOTES	3.77%	18,511,720

PREFERRED STOCKS
Financials	1.40	6,843,648
TOTAL PREFERRED STOCKS	1.40%	6,843,648

TOTAL INVESTMENTS	94.01	461,051,945
Other Assets In Excess of Liabilities	5.99	29,361,229
NET ASSETS	100.00%	$490,413,174

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen Enhanced Equity Income Fund

Schedule of Investments

September 30, 2023

	Shares	Value (Note 2)
COMMON STOCKS - 97.78%
Banking - 7.31%
Citigroup, Inc.	106,520	$4,381,167
JPMorgan Chase & Co.	24,544	3,559,371
Truist Financial Corp.	179,549	5,136,897
		13,077,435

Consumer Staple Products - 14.90%
Altria Group, Inc.	104,576	4,397,421
Conagra Brands, Inc.	212,489	5,826,448
Kenvue, Inc.	258,800	5,196,704
Philip Morris International, Inc.	63,670	5,894,569
Unilever PLC - Sponsored ADR	108,000	5,335,200
		26,650,342

Financial Services - 2.94%
Morgan Stanley	64,306	5,251,871

Health Care - 13.72%
Baxter International, Inc.	143,608	5,419,766
Bristol-Myers Squibb Co.	105,613	6,129,779
Medtronic PLC	86,473	6,776,024
Merck & Co., Inc.	60,413	6,219,518
		24,545,087

Industrial Products - 7.09%
General Dynamics Corp.	16,112	3,560,269
Johnson Controls International PLC	70,872	3,771,099
Raytheon Technologies Corp.	74,335	5,349,890
		12,681,258

Industrial Services - 1.87%
Union Pacific Corp.	16,414	3,342,383

Insurance - 3.62%
Allstate Corp.	58,160	6,479,606

Materials - 4.62%
Dow, Inc.	84,745	4,369,452
Rio Tinto PLC - Sponsored ADR	61,336	3,903,423
		8,272,875

Media - 2.45%
Comcast Corp., Class A	98,861	4,383,497

	Shares	Value (Note 2)
Oil & Gas - 10.48%
Chevron Corp.	37,040	$6,245,685
EOG Resources, Inc.	56,631	7,178,546
Exxon Mobil Corp.	45,316	5,328,255
		18,752,486

Real Estate - 7.01%
Healthpeak Properties, Inc.	297,285	5,458,153
VICI Properties, Inc.	243,214	7,077,527
		12,535,680

Retail & Wholesale - Discretionary - 0.95%
Genuine Parts Co.	11,782	1,701,085

Tech Hardware & Semiconductors - 6.20%
Cisco Systems, Inc.	107,315	5,769,254
Qualcomm, Inc.	47,835	5,312,555
		11,081,809

Telecommunications - 6.86%
BCE, Inc.	135,397	5,168,103
Verizon Communications, Inc.	219,300	7,107,513
		12,275,616

Utilities - 7.76%
Duke Energy Corp.	75,381	6,653,127
PPL Corp.	306,943	7,231,577
		13,884,704

TOTAL COMMON STOCKS (Cost $187,355,364)		174,915,734

TOTAL INVESTMENTS - 97.78% (Cost $187,355,364)		$174,915,734

Other Assets In Excess of Liabilities - 2.22%		3,978,151

NET ASSETS - 100.00%		$178,893,885

ADR - American Depositary Receipt

See Notes to Schedules of Investments

Cullen Enhanced Equity Income Fund

Schedule of Investments

September 30, 2023 (Continued)

Schedule of Call Options Written	Notional Amount	Number of Contracts	Value
WRITTEN OPTIONS - (0.06%)
Allstate Corp, Expires October, 2023, Exercise Price $120.00	$(6,472,921)	(581)	$(24,983)
Duke Energy Corp, Expires October, 2023, Exercise Price $95.00	(6,645,978)	(753)	(9,036)
Medtronic PLC, Expires October, 2023, Exercise Price $84.00	(3,737,772)	(477)	(6,678)
Merck & Co Inc, Expires October, 2023, Exercise Price $110.00	(6,125,525)	(595)	(10,115)
Morgan Stanley, Expires October, 2023, Exercise Price $87.50	(5,251,381)	(643)	(30,221)
Qualcom, Inc., Expires October, 2023, Exercise Price $118.00	(5,308,668)	(478)	–
Rio Tinto PLC - Sponsored ADR, Expires October, 2023, Exercise Price $67.50	(3,901,132)	(613)	(25,746)
TOTAL WRITTEN OPTIONS (Premiums received $507,313)			$(106,779)

Sector Diversification	% of Net Assets	Value (Note 2)
COMMON STOCKS
Consumer Staples	14.90%	$26,650,342
Financials	13.87	24,808,912
Health Care	13.72	24,545,087
Energy	10.48	18,752,486
Communications	9.31	16,659,113
Industrials	8.96	16,023,641
Utilities	7.76	13,884,704
Real Estate	7.01	12,535,680
Technology	6.20	11,081,809
Materials	4.62	8,272,875
Consumer Discretionary	0.95	1,701,085
TOTAL COMMON STOCKS	97.78%	174,915,734

TOTAL INVESTMENTS	97.78	174,915,734
Other Assets In Excess of Liabilities	2.22	3,978,151
NET ASSETS	100.00%	$178,893,885

Percentages are stated as a percent of net assets.

See Notes to Schedules of Investments

Cullen Funds

Notes to Schedules of Investments

September 30, 2023

NOTE 1 - ORGANIZATION

The Cullen Funds Trust (the “Trust”) is an open end management investment company created as a Delaware business trust on March 25, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers six separate series to investors: the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Small Cap Value Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund (each a “Fund” and collectively, the “Funds”). The Funds are open end, diversified management investment companies registered under the 1940 Act. The investment objectives of the Cullen International High Dividend Fund, the Cullen High Dividend Equity Fund, the Cullen Value Fund, the Cullen Emerging Markets High Dividend Fund and the Cullen Enhanced Equity Income Fund are long-term capital appreciation and current income. The investment objective of the Cullen Small Cap Value Fund is long-term capital appreciation.

NOTE 2 - VALUATION OF SECURITIES

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Funds' adviser, Cullen Capital Management, LLC, as the valuation designee with respect to the fair valuation of each Fund's portfolio securities, subject to oversight by and periodic reporting to the Board of Trustees. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the valuation designee. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option Contracts – Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox- Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of September 30, 2023, all written option contracts held are exchange-traded.

Participatory Notes/Warrants – The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Funds may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Funds must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g. voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the New York Stock Exchange (“NYSE”). The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security. In such a circumstance, the affected securities would be considered level 2.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation approaches used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

Cullen Funds

Notes to Schedules of Investments

September 30, 2023 (Continued)

The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets. These valuations are typically categorized as level 2 or level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2023 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks
Communications	$1,193,347	$23,041,084	$–	$24,234,431
Consumer Discretionary	–	17,858,321	–	17,858,321
Consumer Staples	18,529,640	7,822,083	–	26,351,723
Energy	4,557,497	9,507,308	–	14,064,805
Financials	2,990,034	39,914,216	–	42,904,250
Health Care	8,075,970	11,840,722	–	19,916,692
Industrials	–	27,866,166	–	27,866,166
Materials	–	16,467,530	–	16,467,530
Real Estate	5,647,709	4,031,615	–	9,679,324
Technology	–	11,980,405	–	11,980,405
Utilities	–	9,406,769	–	9,406,769
Preferred Stocks	–	8,038,923	–	8,038,923
Total	$40,994,197	$187,775,142	$–	$228,769,339

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks
Communications	$58,963,513	$–	$–	$58,963,513
Consumer Discretionary	46,537,641	–	–	46,537,641
Consumer Staples	107,762,347	–	–	107,762,347
Energy	78,121,533	–	–	78,121,533
Financials	137,848,484	–	–	137,848,484
Health Care	114,146,845	–	–	114,146,845
Industrials	96,247,679	–	–	96,247,679
Materials	22,915,327	–	–	22,915,327
Real Estate	43,441,483	–	–	43,441,483
Technology	78,302,379	–	–	78,302,379
Utilities	42,042,206	–	–	42,042,206
Total	$826,329,437	$–	$–	$826,329,437

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks
Consumer Discretionary	$1,812,021	$–	$–	$1,812,021
Consumer Staples	366,974	–	–	366,974
Energy	1,992,188	–	–	1,992,188
Financials	2,291,560	–	–	2,291,560
Health Care	1,043,858	–	–	1,043,858
Industrials	1,830,626	–	–	1,830,626
Materials	859,372	–	–	859,372
Real Estate	567,714	–	–	567,714
Technology	712,977	–	–	712,977
Utilities	390,968	–	–	390,968
Total	$11,868,258	$–	$–	$11,868,258

Cullen Funds

Notes to Schedules of Investments

September 30, 2023 (Continued)

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks
Communications	$1,349,775	$–	$–	$1,349,775
Consumer Discretionary	1,293,845	–	–	1,293,845
Consumer Staples	1,949,892	–	–	1,949,892
Energy	1,355,295	–	–	1,355,295
Financials	4,054,616	–	–	4,054,616
Health Care	3,650,474	–	–	3,650,474
Industrials	3,288,638	–	–	3,288,638
Materials	817,300	–	–	817,300
Technology	2,750,697	–	–	2,750,697
Total	$20,510,532	$–	$–	$20,510,532

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks
Communications	$–	$23,708,210	$–	$23,708,210
Consumer Discretionary	–	32,293,565	–	32,293,565
Consumer Staples	38,041,696	2,216,361	–	40,258,057
Energy	15,785,635	20,495,388	–	36,281,023
Financials	22,097,619	71,922,210	–	94,019,829
Health Care	739,058	–	–	739,058
Industrials	8,684,181	15,109,330	–	23,793,511
Materials	5,373,982	9,804,891	–	15,178,873
Real Estate	29,899,068	19,040,908	–	48,939,976
Technology	28,663,320	45,143,426	–	73,806,746
Utilities	–	46,677,729	–	46,677,729
Participatory Notes(b)	–	18,511,720	–	18,511,720
Preferred Stocks	6,843,648	–	–	6,843,648
Total	$156,128,207	$304,923,738	$–	$461,051,945

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks
Communications	$16,659,113	$–	$–	$16,659,113
Consumer Discretionary	1,701,085	–	–	1,701,085
Consumer Staples	26,650,342	–	–	26,650,342
Energy	18,752,486	–	–	18,752,486
Financials	24,808,912	–	–	24,808,912
Health Care	24,545,087	–	–	24,545,087
Industrials	16,023,641	–	–	16,023,641
Materials	8,272,875	–	–	8,272,875
Real Estate	12,535,680	–	–	12,535,680
Technology	11,081,809	–	–	11,081,809
Utilities	13,884,704	–	–	13,884,704
Total	$174,915,734	$–	$–	$174,915,734
Other Financial Instruments(c)
Written Options	$(106,779)	$–	$–	$(106,779)
Total	$(106,779)	$–	$–	$(106,779)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.
(b)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as level 2 in the fair value hierarchy.
(c)	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

NOTE 3 - FOREIGN INVESTMENT RISK

The Funds may invest in securities traded on exchanges outside the United States. Further, each Fund may invest in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.